16. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kai Yuan Finance Center. The leases thereon expire at various dates through 2021. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2016:

Year Ending December 31,	Future Minimum Rentals
2017	$5,327
2018	2,612
2019	1,558
2020	1,230
2021	308
Total	$11,035

There are no contingent rentals as of December 31, 2016.